Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 550	$ 817
AB InBev's net capital expenditures in the statement of cash flow	4,124	4,768
Property plant and equipment	$ 27,184	26,219	[1]
Production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of capital expenditures property plant and equipment	45.00%
Logistics and commercial investments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of capital expenditures property plant and equipment	30.00%
Administrative capabilities and purchase of hardware and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of capital expenditures property plant and equipment	25.00%
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 9,228
Gross carrying amount [member] | Restrictions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, restrictions on title	14
Gross carrying amount [member] | Land and buildings [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 300	$ 302

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).